UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05149 and 811-10631

Name of Fund: Funds For Institutions Series

BlackRock Premier Government Institutional Fund

BlackRock Select Treasury Strategies Institutional Fund

BlackRock Treasury Strategies Institutional Fund

FFI Government Fund

FFI Treasury Fund

                           Master Institutional Money Market LLC

Master Premier Government Institutional Portfolio

Master Treasury Strategies Institutional Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Funds For Institutions Series and Master Institutional Money Market LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 626-1960

Date of fiscal year end: 04/30/2017

Date of reporting period: 07/31/2016

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2016 (Unaudited)	Master Premier Government Institutional Portfolio (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Fannie Mae, 5.00%, 5/11/17	$57,860	$59,792,572
Fannie Mae Discount Notes (a):
0.52%, 12/16/16 (a)	19,095	19,057,213
0.53%, 1/05/17 (a)	37,575	37,488,150
0.44%, 2/14/17 (a)	12,395	12,365,156
0.63%, 6/01/17 (a)	7,705	7,664,009
Fannie Mae Variable Rate Notes (b):
0.49%, 8/16/17	40,000	39,995,790
0.48%, 10/05/17	21,000	20,996,223
Federal Farm Credit Bank Discount Notes (a):
0.62%, 8/12/16	14,000	13,997,348
0.45%, 1/27/17	15,185	15,151,024
0.54%, 3/07/17	8,755	8,726,371
Federal Farm Credit Bank Variable Rate Notes (b):
0.63%, 1/23/18	14,140	14,140,204
0.69%, 1/26/18	30,000	29,995,435
0.64%, 4/09/18	20,000	19,998,300
Federal Home Loan Bank, 0.49%, 2/01/17	12,880	12,878,316
Federal Home Loan Bank Discount Notes (a):
0.46%, 8/24/16	32,650	32,640,461
0.35%, 8/29/16	300,000	299,918,333
0.33%, 9/09/16	100,000	99,964,250
0.34%, 9/09/16	50,000	49,981,583
0.40%, 9/16/16	27,670	27,655,858
0.40%, 9/21/16	120,000	119,931,150
0.38%, 10/21/16	10,375	10,366,153
0.42%, 1/06/17	35,320	35,254,893
0.48%, 1/20/17	6,920	6,904,295
Federal Home Loan Bank Variable Rate Notes (b):
0.49%, 3/09/17	25,000	25,000,000
0.50%, 3/15/17	21,000	21,000,000
0.52%, 7/06/17	38,515	38,515,000
0.59%, 8/25/17	27,000	27,000,000
0.64%, 11/02/17	16,975	16,975,000
0.66%, 1/26/18	40,000	39,997,033
0.66%, 1/26/18	10,000	10,000,000
Freddie Mac, 0.50%, 1/27/17	44,156	44,149,463
Freddie Mac Discount Notes, 0.44%, 1/18/17 (a)	5,520	5,508,612
Freddie Mac Variable Rate Notes (b):
0.62%, 7/21/17	30,000	29,997,007
0.68%, 3/08/18	26,000	26,000,000
Total U.S. Government Sponsored Agency Obligations — 44.6%		1,279,005,202

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes, 0.40%, 7/31/17 (b)	$40,000	$39,982,631
Total U.S. Treasury Obligations — 1.4%		39,982,631

Repurchase Agreements
BNP Paribas Securities Corp., 0.34%, 8/01/16 (Purchased on 7/22/16 to be repurchased at $50,004,722, collateralized by various U.S. Treasury Obligations, 0.00% to 8.88%, due 10/27/16 to 5/15/44, original par and fair values of $49,535,442 and $51,000,000, respectively)	50,000	50,000,000
BNP Paribas Securities Corp., 0.32%, 8/22/16 (Purchased on 7/22/16 to be repurchased at $32,006,551, collateralized by various U.S. Treasury Obligations, 0.13% to 3.13%, due 1/31/17 to 1/31/23, original par and fair values of $31,609,200 and $32,640,072, respectively)	32,000	32,000,000
Total Value of BNP Paribas Securities Corp. (collateral value of $83,640,072)		82,000,000
Citigroup Global Markets, Inc., 0.33%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $175,006,813, collateralized by various U.S. Treasury Obligations, 0.00% to 1.88%, due 10/27/16 to 11/30/21, original par and fair values of $173,285,700 and $178,500,082, respectively) (c)	175,000	175,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $178,500,082)		175,000,000
Credit Agricole Corp., 0.31%, 8/01/16 (Purchased on 7/31/16 to be repurchased at $150,004,875, collateralized by a U.S. Treasury Obligation, 3.75%, due 11/15/43, original par and fair value of $113,941,200 and $153,000,091, respectively)	150,000	150,000,000

MASTER INSTITUTIONAL MONEY MARKET LLC	JULY 31, 2016	1

Schedule of Investments (continued)	Master Premier Government Institutional Portfolio

Repurchase Agreements	Par (000)	Value
Credit Agricole Corp., 0.34%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $70,002,983, collateralized by various U.S. Government Sponsored Agency Obligations, 4.00% to 4.50%, due 1/20/45 to 6/01/45, original par and fair values of $102,916,057 and $71,482,431, respectively)	$70,000	$70,000,000
Total Value of Credit Agricole Corp. (collateral value of $224,482,522)		220,000,000
Goldman Sachs & Co., 0.38%, 8/02/16 (Purchased on 7/26/16 to be repurchased at $25,002,847, collateralized by various U.S. Government Sponsored Agency Obligations, 3.50% to 5.00%, due 7/20/35 to 7/20/46, original par and fair values of $62,851,259 and $25,500,001, respectively)	25,000	25,000,000
Goldman Sachs & Co., 0.38%, 8/04/16 (Purchased on 7/28/16 to be repurchased at $22,001,626, collateralized by various U.S. Government Sponsored Agency Obligations, 3.50% to 4.50%, due 4/15/44 to 7/20/46, original par and fair values of $26,276,020 and $22,440,001, respectively)	22,000	22,000,000
Total Value of Goldman Sachs & Co. (collateral value of $49,940,002)		47,000,000
HSBC Securities (USA), Inc., 0.31%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $3,000,078, collateralized by a U.S. Treasury Obligation, 3.38%, due 5/15/44, original par and fair value of $2,440,000 and $3,064,978, respectively)	3,000	3,000,000
HSBC Securities (USA), Inc., 0.33%, 8/01/16 (Purchased on 7/27/16 to be repurchased at $20,000,917, collateralized by various U.S. Treasury Obligations, 0.00%, due 11/03/16 to 11/10/16, original par and fair values of $20,417,000 and $20,402,149, respectively)	20,000	20,000,000

Repurchase Agreements	Par (000)	Value
HSBC Securities (USA), Inc., 0.29%, 8/02/16 (Purchased on 7/26/16 to be repurchased at $21,002,184, collateralized by a U.S. Treasury Obligation, 3.38%, due 5/15/44, original par and fair value of $17,055,000 and $21,423,441, respectively)	$21,000	$21,000,000
HSBC Securities (USA), Inc., 0.29%, 8/03/16 (Purchased on 7/27/16 to be repurchased at $39,003,199, collateralized by a U.S. Treasury Obligation, 3.38%, due 5/15/44, original par and fair value of $31,670,000 and $39,781,905, respectively)	39,000	39,000,000
HSBC Securities (USA), Inc., 0.31%, 8/05/16 (Purchased on 7/27/16 to be repurchased at $48,003,720, collateralized by a U.S. Treasury Obligation, 3.38%, due 5/15/44, original par and fair value of $38,980,000 and $48,964,277, respectively)	48,000	48,000,000
Total Value of HSBC Securities (USA), Inc. (collateral value of $133,636,750)		131,000,000
J.P. Morgan Securities LLC, 0.67%, 8/01/16 (Purchased on 3/31/16 to be repurchased at $77,726,102, collateralized by various U.S. Government Sponsored Agency Obligations, 3.00% to 10.00%, due 2/15/18 to 3/15/57, original par and fair values of $232,096,591 and $79,053,028, respectively) (d)	77,500	77,500,000
J.P. Morgan Securities LLC, 0.32%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $35,000,311, collateralized by a U.S. Treasury Obligation, 2.00%, due 8/15/25, original par and fair value of $33,935,000 and $35,702,198, respectively)	35,000	35,000,000
Total Value of J.P. Morgan Securities LLC (collateral value of $114,755,226)		112,500,000

2	MASTER INSTITUTIONAL MONEY MARKET LLC	JULY 31, 2016

Schedule of Investments (continued)	Master Premier Government Institutional Portfolio

Repurchase Agreements	Par (000)	Value
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.33%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $10,000,275, collateralized by a U.S. Government Sponsored Agency Obligation, 0.88%, due 1/15/18, original par and fair value of $10,171,200 and $10,200,014, respectively)	$10,000	$10,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.35%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $10,000,292, collateralized by a U.S. Government Sponsored Agency Obligation, 1.27%, due 7/20/66, original par and fair value of $10,839,011 and $10,700,001, respectively)	10,000	10,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $20,900,015)		20,000,000
Mitsubishi UFJ Securities USA, Inc., 0.32%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $130,004,467, collateralized by various U.S. Government Sponsored Agency Obligations, 1.90% to 6.06%, due 11/01/23 to 8/01/48, original par and fair values of $482,367,991 and $133,876,100, respectively)	130,000	130,000,000
Total Value of Mitsubishi UFJ Securities USA, Inc. (collateral value of $133,876,100)		130,000,000
Mizuho Securities USA, Inc., 0.36%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $17,000,510, collateralized by a U.S. Treasury Obligation, 0.88%, due 1/31/17, original par and fair value of $17,227,800 and $17,340,038, respectively)	17,000	17,000,000
Total Value of Mizuho Securities USA, Inc. (collateral value of $17,340,038)		17,000,000
RBC Capital Markets LLC, 0.31%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $10,000,258, collateralized by a U.S. Treasury Obligation, 2.00%, due 2/15/22, original par and fair value of $9,685,500 and $10,200,080, respectively)	10,000	10,000,000

Repurchase Agreements	Par (000)	Value
RBC Capital Markets LLC, 0.32%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $50,001,333, collateralized by various U.S. Government Sponsored Agency Obligations, 1.33% to 6.26%, due 1/15/33 to 4/20/46, original par and fair values of $527,543,876 and $53,384,003, respectively)	$50,000	$50,000,000
Total Value of RBC Capital Markets LLC (collateral value of $63,584,083)		60,000,000
Societe Generale SA, 0.33%, 8/01/16 (Purchased on 7/28/16 to be repurchased at $60,003,200, collateralized by various U.S. Treasury Obligations, 0.00% to 2.25%, due 7/15/17 to 8/15/44, original par and fair values of $59,072,681 and $61,200,073, respectively)	60,000	60,000,000
Societe Generale SA, 0.32%, 8/03/16 (Purchased on 7/28/16 to be repurchased at $57,005,040, collateralized by various U.S. Treasury Obligations, 0.00% to 2.75%, due 8/18/16 to 8/15/42, original par and fair values of $56,256,460 and $58,140,000, respectively)	57,000	57,000,000
Societe Generale SA, 0.32%, 8/04/16 (Purchased on 7/28/16 to be repurchased at $50,004,111, collateralized by various U.S. Treasury Obligations, 0.00% to 1.88%, due 3/02/17 to 8/15/44, original par and fair values of $48,889,000 and $51,000,089, respectively)	50,000	50,000,000
Societe Generale SA, 0.34%, 8/05/16 (Purchased on 7/28/16 to be repurchased at $65,005,911, collateralized by various U.S. Treasury Obligations, 0.75% to 1.75%, due 1/31/21 to 2/15/42, original par and fair values of $64,311,500 and $66,300,007, respectively)	65,000	65,000,000
Total Value of Societe Generale SA (collateral value of $236,640,169)		232,000,000

MASTER INSTITUTIONAL MONEY MARKET LLC	JULY 31, 2016	3

Schedule of Investments (continued)	Master Premier Government Institutional Portfolio

Repurchase Agreements	Par (000)	Value
TD Securities (USA) LLC, 0.33%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $16,000,440, collateralized by various U.S. Treasury Obligations, 1.75% to 2.88%, due 12/31/22 to 8/15/45, original par and fair values of $15,670,300 and $16,320,075, respectively)	$16,000	$16,000,000
TD Securities (USA) LLC, 0.35%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $100,003,917, collateralized by various U.S. Government Sponsored Agency Obligations, 2.00% to 6.00%, due 8/15/25 to 3/01/46, original par and fair values of $178,518,091 and $102,842,523, respectively)	100,000	100,000,000
Total Value of TD Securities (USA) LLC (collateral value of $119,162,598)		116,000,000

Repurchase Agreements	Par (000)	Value
Wells Fargo Securities LLC, 0.33%, 8/04/16 (Purchased on 7/28/16 to be repurchased at $50,004,208, collateralized by a U.S. Government Sponsored Agency Obligation, 3.00%, due 7/01/46, original par and fair value of $49,582,949 and $51,500,000, respectively)	$50,000	$50,000,000
Total Value of Wells Fargo Securities LLC (collateral value of $51,500,000)		50,000,000
Total Repurchase Agreements — 48.5%		1,392,500,000
Total Investments (Cost — $2,711,487,833*) — 94.5%		2,711,487,833
Other Assets Less Liabilities — 5.5%		158,279,062

Net Assets — 100.0%		$2,869,766,895

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates are discount rates or a range of discount rates paid at the time of purchase.

(b)	Variable rate security. Rate as of period end.

(c)	Traded in a joint account.

(d)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

4	MASTER INSTITUTIONAL MONEY MARKET LLC	JULY 31, 2016

Schedule of Investments (concluded)	Master Premier Government Institutional Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the Master Portfolio‘s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$2,711,487,833	—	$2,711,487,833
[1] See above Schedule of Investments for values in each security type.

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $187,551,870 is categorized as Level 1 within the disclosure hierarchy.

During the period ended July 31, 2016, there were no transfers between levels.

MASTER INSTITUTIONAL MONEY MARKET LLC	JULY 31, 2016	5

Schedule of Investments July 31, 2016 (Unaudited)	BlackRock Select Treasury Strategies Institutional Fund (fka BlackRock Select Government Institutional Fund) (Percentages shown are based on Net Assets)

Mutual Fund	Value
BlackRock Select Treasury Strategies Institutional Portfolio of Master Money Market LLC	$734,241,483
Total Investments (Cost — $734,241,483) — 100%	734,241,483
Liabilities in Excess of Other Assets — (0)%	(163,711)

Net Assets — 100.0%	$734,077,772

BlackRock Select Treasury Strategies Institutional Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Treasury Strategies Institutional Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of July 31, 2016, the value of the investment and the percentage owned by the Fund of the Portfolio was $734,241,483 and 40.1%, respectively.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes.

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the Portfolio was classified as Level 2.

During the period ended July 31, 2016, there were no transfers between levels.

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2016	1

Schedule of Investments July 31, 2016 (Unaudited)	BlackRock Treasury Strategies Institutional Fund (fka BlackRock Government Institutional Fund) (Percentages shown are based on Net Assets)

Mutual Fund	Value
BlackRock Treasury Strategies Institutional Portfolio of Master Institutional Money Market LLC	$1,095,554,675
Total Investments (Cost — $1,095,554,675) — 100%	1,095,554,675
Liabilities in Excess of Other Assets — (0)%	(209,842)

Net Assets — 100.0%	$1,095,344,833

BlackRock Treasury Strategies Institutional Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Treasury Strategies Institutional Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of July 31, 2016, the value of the investment and the percentage owned by the Fund of the Portfolio was $1,095,554,675 and 59.9%, respectively.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes.

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the Portfolio was classified as Level 2.

During the period ended July 31, 2016, there were no transfers between levels.

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2016	1

Schedule of Investments July 31, 2016 (Unaudited)	FFI Government Fund (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Home Loan Bank:
0.44%, 8/19/16 (a)	$75,000	$74,983,500
0.45%, 8/24/16 - 11/14/16 (a)	7,995	7,990,388
0.46%, 8/24/16 (a)	5,460	5,458,409
0.40%, 9/14/16 - 10/07/16 (a)	48,808	48,780,439
0.50%, 12/21/16 (a)	4,755	4,745,622
0.42%, 1/06/17 (a)	8,000	7,985,253
0.49%, 2/01/17	3,270	3,269,573
Federal Home Loan Bank Variable Rate Notes, 0.55%, 8/26/16 (b)	19,020	19,020,000
Federal Home Loan Mortgage Corp., 0.50%, 1/27/17	30,500	30,501,390
Freddie Mac Variable Rate Notes, 0.48%, 1/13/17 (b)	9,495	9,494,563
Total U.S. Government Sponsored Agency Obligations — 28.4%		212,229,137

U.S. Treasury Obligations
U.S. Treasury Bills, 0.27%, 8/04/16 (a)	70,000	69,998,454
U.S. Treasury Notes, 3.00%, 8/31/16	20,000	20,043,169
Total U.S. Treasury Obligations — 12.1%		90,041,623

Repurchase Agreements
BNP Paribas Securities Corp., 0.36%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $21,000,630, collateralized by various U.S. Government Sponsored Agency Obligations, 0.00% to 8.00%, due 6/01/18 to 7/01/46, original par and fair values of $203,113,434 and $21,691,357, respectively)	21,000	21,000,000
BNP Paribas Securities Corp., 0.37%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $60,004,317, collateralized by various U.S. Government Sponsored Agency Obligations, 0.00% to 7.52%, due 11/15/16 to 5/01/48, original par and fair values of $518,459,192 and $63,209,383, respectively) (c)	60,000	60,000,000

Repurchase Agreements	Par (000)	Value
Total Value of BNP Paribas Securities Corp. (collateral value of $84,900,740)		$81,000,000
Citigroup Global Markets, Inc., 0.33%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $25,000,688, collateralized by various U.S. Treasury Obligations, 0.00% to 1.88%, due 10/27/16 to 11/30/21, original par and fair values of $24,755,100 and $25,500,012, respectively) (d)	$25,000	25,000,000
Citigroup Global Markets, Inc., 0.35%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $3,000,088, collateralized by a U.S. Treasury Obligation, 0.13%, due 4/15/17, original par and fair value of $2,892,600 and $3,060,079, respectively)	3,000	3,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $28,560,091)		28,000,000
Credit Agricole Corp., 0.31%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $50,001,292, collateralized by a Corporate Debt/Obligation, 3.75%, due 11/15/43, original par and fair value of $37,980,400 and $51,000,030, respectively)	50,000	50,000,000
Total Value of Credit Agricole Corp. (collateral value of $51,000,030)		50,000,000
Goldman Sachs & Co., 0.38%, 8/04/16 (Purchased on 7/28/16 to be repurchased at $5,000,369, collateralized by various U.S. Government Sponsored Agency Obligations, 3.50% to 5.50%, due 6/20/33 to 7/20/46, original par and fair values of $14,154,339 and $5,100,000, respectively)	5,000	5,000,000
Total Value of Goldman Sachs & Co. (collateral value of $5,100,000)		5,000,000

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2016	1

Schedule of Investments (continued)	FFI Government Fund

Repurchase Agreements	Par (000)	Value
HSBC Securities (USA), Inc., 0.31%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $25,000,646, collateralized by various U.S. Treasury Obligations, 0.00% to 8.13%, due 8/04/16 to 11/15/45, original par and fair values of $25,130,200 and $25,504,787, respectively)	$25,000	$25,000,000
HSBC Securities (USA), Inc., 0.33%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $21,000,578, collateralized by a U.S. Government Sponsored Agency Obligation, 3.50%, due 9/01/42, original par and fair value of $25,885,000 and $21,632,085, respectively)	21,000	21,000,000
HSBC Securities (USA), Inc., 0.33%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $70,001,925, collateralized by various U.S. Government Sponsored Agency Obligations, 3.50% to 5.50%, due 5/01/23 to 12/01/41, original par and fair values of $183,896,105 and $72,100,371, respectively)	70,000	70,000,000
HSBC Securities (USA), Inc., 0.31%, 8/05/16 (Purchased on 7/29/16 to be repurchased at $13,000,784, collateralized by various U.S. Treasury Obligations, 0.37% to 1.13%, due 10/31/16 to 1/15/21, original par and fair values of $11,603,400 and $13,263,740, respectively)	13,000	13,000,000
Total Value of HSBC Securities (USA), Inc. (collateral value of $132,500,983)		129,000,000
J.P. Morgan Securities LLC, 0.41%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $40,001,367, collateralized by various U.S. Government Sponsored Agency Obligations, 3.00% to 8.50%, due 10/15/17 to 5/15/58, original par and fair values of $88,668,408 and $40,800,426, respectively)	40,000	40,000,000

Repurchase Agreements	Par (000)	Value
J.P. Morgan Securities LLC, 0.67%, 8/01/16 (Purchased on 9/02/16 to be repurchased at $21,013,598, collateralized by various U.S. Government Sponsored Agency Obligations, 3.00% to 9.00%, due 6/15/22 to 6/20/46, original par and fair values of $108,955,558 and $21,421,973, respectively) (c)	$21,000	$21,000,000
Total Value of J.P. Morgan Securities LLC (collateral value of $62,222,399)		61,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.33%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $25,000,688, collateralized by a U.S. Treasury Obligation, 0.88%, due 1/15/18, original par and fair value of $25,428,000 and $25,500,034, respectively)	25,000	25,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.35%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $2,000,058, collateralized by a U.S. Government Sponsored Agency Obligation, 2.65%, due 7/20/66, original par and fair value of $2,167,803 and $2,140,001, respectively)	2,000	2,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.39%, 8/04/16 (Purchased on 7/28/16 to be repurchased at $5,000,379, collateralized by various U.S. Government Sponsored Agency Obligations, 1.95% to 6.16%, due 7/20/43 to 5/20/65, original par and fair values of $115,692,716 and $5,515,764, respectively)	5,000	5,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $33,155,799)		32,000,000

2	FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2016

Schedule of Investments (continued)	FFI Government Fund

Repurchase Agreements	Par (000)	Value
Mitsubishi UFJ Securities USA, Inc., 0.32%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $5,000,133, collateralized by various U.S. Government Sponsored Agency Obligations, 2.54% to 4.50%, due 7/01/38 to 11/01/44, original par and fair values of $8,056,898 and $5,143,856, respectively)	$5,000	$5,000,000
Total Value of Mitsubishi UFJ Securities USA, Inc. (collateral value of $5,143,856)		5,000,000
Morgan Stanley & Co. LLC, 0.29%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $2,000,048, collateralized by various Corporate Debt/Obligations and various U.S. treasury Obligations, 0.00% to 8.75%, due 8/18/16 to 8/15/44, original par and fair values of $4,128,172 and $2,040,241, respectively)	2,000	2,000,000
Total Value of Morgan Stanley & Co. LLC (collateral value of $2,040,241)		2,000,000
TD Securities (USA) LLC, 0.35%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $2,000,058, collateralized by a Corporate Debt/Obligation, 1.75%, due 2/28/22, original par and fair value of $1,966,500 and $2,040,009, respectively)	2,000	2,000,000
Total Value of TD Securities (USA) LLC (collateral value of $2,040,009)		2,000,000

Repurchase Agreements	Par (000)	Value
Wells Fargo Securities LLC, 0.36%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $50,001,500, collateralized by various U.S. Government Sponsored Agency Obligations, 2.00% to 4.00%, due 4/01/26 to 5/01/46, original par and fair values of $50,640,575 and $51,500,000, respectively)	$50,000	$50,000,000
Total Value of Wells Fargo Securities LLC (collateral value of $51,500,000)		50,000,000
Total Repurchase Agreements — 59.7%		445,000,000
Total Investments (Cost — $747,270,760*) — 100.2%		747,270,760
Liabilities in Excess of Other Assets — (0.2)%		(1,271,565)

Net Assets — 100.0%		$745,999,195

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates are discount rates or a range of discount rates paid at the time of purchase.

(b)	Variable rate security. Rate as of period end.

(c)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(d)	Traded in a joint account.

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2016	3

Schedule of Investments (concluded)	FFI Government Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$747,270,760	—	$747,270,760
[1] See above Schedule of Investments for values in each security type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $2,057,620 is categorized as Level 1 within the disclosure hierarchy.

During the period ended July 31, 2016, there were no transfers between levels.

4	FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2016

Schedule of Investments July 31, 2016 (Unaudited)	FFI Treasury Fund (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills (a):
0.20% - 0.47%, 8/04/16	$181,440	$181,436,124
0.30%, 8/11/16	139,000	138,988,803
0.28%, 8/18/16	179,100	179,076,742
0.36% - 0.47%, 8/25/16	64,818	64,800,718
0.34% - 0.49%, 9/01/16	37,360	37,347,813
0.24%, 9/29/16	35,760	35,746,433
0.35%, 1/05/17	10,000	9,985,172
U.S. Treasury Notes:
0.63% - 4.88%, 8/15/16	117,680	117,835,203
0.50% - 3.00%, 8/31/16	175,995	176,149,264
1.00% - 3.00%, 9/30/16	74,105	74,238,993
0.37%, 10/31/16 (b)	40,642	40,639,393

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes (continued):
0.39%, 4/30/17 (b)	$34,577	$34,577,832
Total Investments (Cost — $1,090,822,490*) — 99.5%		1,090,822,490
Other Assets Less Liabilities — 0.5%		5,980,220

Net Assets — 100.0%		$1,096,802,710

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates are discount rates or a range of discount rates paid at the time of purchase.

(b)	Variable rate security. Rate as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2016	1

Schedule of Investments (concluded)	FFI Treasury Fund

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$1,090,822,490	—	$1,090,822,490
[1] See above Schedule of Investments for values in each security type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $2,837,557 is categorized as Level 1 within the disclosure hierarchy.

During the period ended July 31, 2016, there were no transfers between levels.

2	FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2016

Schedule of Investments July 31, 2016 (Unaudited)	BlackRock Premier Government Institutional Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Premier Government Institutional Portfolio of Master Institutional Money Market LLC	$2,869,766,895
Total Investments (Cost — $2,869,766,895) — 100.0%	2,869,766,895
Liabilities in Excess of Other Assets — (0.0)%	(478,530)

Net Assets — 100.0%	$2,869,288,365

BlackRock Premier Government Institutional Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Master Premier Government Institutional Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of July 31, 2016, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $2,869,288,365 and 100.0%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended July 31, 2016, there were no transfers between levels.

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2016	1

Schedule of Investments July 31, 2016 (Unaudited)	Master Treasury Strategies Institutional Portfolio (fka Master Government Institutional Portfolio) (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills (a):
0.27%, 8/04/16	$44,000	$43,999,028
0.22%, 8/11/16	1,000	999,939
0.28%, 8/25/16	268,105	268,055,533
0.43%, 1/26/17	40,000	39,915,944
0.67%, 3/02/17	21,240	21,157,058
U.S. Treasury Notes:
1.00% - 3.00%, 8/31/16	63,240	63,336,037
0.88%, 9/15/16	200,000	200,133,959
1.00% - 3.00%, 9/30/16	309,510	310,526,675
0.75%, 1/15/17	10,245	10,260,027
0.50% - 0.88%, 1/31/17	101,175	101,247,231
0.75%, 6/30/17	4,695	4,700,801
0.40%, 7/31/17 (b)	40,000	39,982,631
0.59%, 1/31/18 (b)	92,885	92,982,687
0.51%, 4/30/18 (b)	90,000	90,027,382
0.49%, 7/31/18 (b)	12,000	12,000,000
Total U.S. Treasury Obligations — 71.0%		1,299,324,932

Repurchase Agreements	Par (000)	Value
Federal Reserve Bank of New York, 0.25%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $350,009,292, collateralized by various U.S. Treasury Obligations, 2.00% to 8.00%, due 5/15/19 to 2/15/37, original par and fair values of $326,096,400 and $350,007,374, respectively)	$350,000	$350,000,000
Total Value of Federal Reserve Bank of New York (collateral value of $350,007,374)		350,000,000
Total Repurchase Agreements — 19.1%		350,000,000
Total Investments (Cost — $1,649,324,932*) — 90.1%		1,649,324,932
Other Assets Less Liabilities — 9.9%		180,471,225

Net Assets — 100.0%		$1,829,796,157

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates are discount rates or a range of discount rates paid at the time of purchase.

(b)	Variable rate security. Rate as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2016	1

Schedule of Investments (concluded)	Master Treasury Strategies Institutional Portfolio (fka Master Government Institutional Portfolio)

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$1,649,324,932	—	$1,649,324,932
[1] See above Schedule of Investments for values in each security type.

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $185,434,115 was categorized as Level 1 within the disclosure hierarchy.

During the period ended July 31, 2016, there were no transfers between levels.

2	FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2016

Item 2 – Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Funds For Institutions Series and Master Institutional Money Market LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date:	September 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date:	September 21, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date:	September 21, 2016